Transactions and Balances with Related Parties (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions And Balances With Related Parties [Abstract]
Short-term benefits	$ 948	$ 1,379	$ 1,043
Cost of share-based payment	$ 275	$ 520	$ 312